Note 17 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 531
2025	570
2026	581
2027	97
Total lease payments	1,779
Less imputed interest	(182)
Total operating lease liabilities	$ 1,597